Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Recovery of future customer compensation	$ 61,306	$ 58,319	$ 75,257
Insurance recovery asset	480	480	2,500
Prepaid expenses	8,391	9,573	2,309
Other current assets	5,510	4,132	0
Total prepaid expenses and other current assets	$ 75,687	$ 72,504	$ 80,066